Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets ) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	$ (41)	$ (58)
Liabilities, Noncurrent	(559)	(669)
Pension Plan [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(23)	(41)
Liabilities, Noncurrent	(264)	(367)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	10	9
Deferred Tax Assets, Defined Benefit Plan	(15)	(16)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	548	620
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	286	237
Non-pension Benefit Plans [Member
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(18)	(17)
Liabilities, Noncurrent	(295)	(302)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Deferred Tax Assets, Defined Benefit Plan	(1)	1
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	73	45
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (239)	$ (275)